Employee benefit	12 Months Ended
Dec. 31, 2021
Defined Contribution Pension And Other Postretirements Plan Disclosure [Abstract]
Employee benefit
34. Employee benefit
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and consolidated VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefit expenses, which were expensed as incurred, were approximately RMB5,694 million, RMB4,580 million and RMB7,894 million for the years ended December 31, 2019, 2020 and 2021, respectively. Employee benefit expenses for the year ended December 31, 2020 was partially offset by the one-off
benefit of the social security relief.